Prepayments and other assets	12 Months Ended
Dec. 31, 2023
Schedule of Prepayments [Abstract]
Prepayments and other assets	Prepayments and other assets

(in €‘000)	December 31, 2023	December 31, 2022
Current prepayments and other assets	17,934	6,873
Total	17,934	6,873
Current prepayments and other assets primarily relate to prepaid chargers, charging equipment that have not yet been delivered to the Group, prepaid software licenses with a duration of less than twelve months, prepaid insurance premiums, prepaid extended warranty and other costs to fulfil a contract.